Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Estimate of Fair Value Measurement [Member]
Liabilities measured at fair value
Long-term debt, including current maturities	$ (1,857.0)	$ (1,573.3)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities	0.0	0.0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities	(1,857.0)	(1,573.3)
Estimate of Fair Value Measurement [Member] | Long-term Debt [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		(1,573.3)	$ (2,478.3)
Estimate of Fair Value Measurement [Member] | Long-term Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		0.0	0.0
Estimate of Fair Value Measurement [Member] | Long-term Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		(1,573.3)	(2,478.3)
Reported Value Measurement [Member]
Liabilities measured at fair value
Long-term debt, including current maturities	(2,336.4)	(2,354.1)
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities	0.0	0.0
Reported Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities	(2,336.4)	(2,354.1)
Reported Value Measurement [Member] | Long-term Debt [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		(2,354.1)	(2,422.0)
Reported Value Measurement [Member] | Long-term Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		0.0	0.0
Reported Value Measurement [Member] | Long-term Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Long-term debt, including current maturities		(2,354.1)	(2,422.0)
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Assets measured at fair value	115.0	58.5	80.1
Liabilities measured at fair value
Liabilities measured at fair value	(41.6)	(50.7)	(41.9)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Assets measured at fair value	113.0	56.6	73.5
Liabilities measured at fair value
Liabilities measured at fair value	0.0	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Assets measured at fair value	2.0	1.9	6.6
Liabilities measured at fair value
Liabilities measured at fair value	(41.6)	(50.7)	(41.9)
Fair Value, Measurements, Recurring [Member] | Cash and Cash Equivalents [Member]
Assets measured at fair value
Cash and cash equivalents	113.0	56.6	70.2
Fair Value, Measurements, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Cash and cash equivalents	113.0	56.6	70.2
Fair Value, Measurements, Recurring [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Cash and cash equivalents	0.0	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member]
Assets measured at fair value
Foreign exchange contracts	0.0	1.1
Commodity hedge contracts-current	1.6	0.5
Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Foreign exchange contracts	0.0	0.0
Commodity hedge contracts-current	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Foreign exchange contracts	0.0	1.1
Commodity hedge contracts-current	1.6	0.5
Fair Value, Measurements, Recurring [Member] | Other Noncurrent Assets [Member]
Assets measured at fair value
Available for sale investments-cash and cash equivalents		0.0	3.3
Commodity hedge contracts-noncurrent	0.4	0.3	1.8
Fair Value, Measurements, Recurring [Member] | Other Noncurrent Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Available for sale investments-cash and cash equivalents		0.0	3.3
Commodity hedge contracts-noncurrent	0.0	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Other Noncurrent Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Available for sale investments-cash and cash equivalents		0.0	0.0
Commodity hedge contracts-noncurrent	0.4	0.3	1.8
Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member]
Liabilities measured at fair value
Commodity hedge contracts-current	(34.5)	(41.2)
Foreign Currency Contracts, Liability, Fair Value Disclosure	0.7	0.0
Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Commodity hedge contracts-current	0.0	0.0
Foreign Currency Contracts, Liability, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Commodity hedge contracts-current	(34.5)	(41.2)
Foreign Currency Contracts, Liability, Fair Value Disclosure	0.7	0.0
Fair Value, Measurements, Recurring [Member] | Other Noncurrent Liabilities [Member]
Liabilities measured at fair value
Commodity hedge contracts-noncurrent	(6.4)	(9.5)
Fair Value, Measurements, Recurring [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Commodity hedge contracts-noncurrent	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Commodity hedge contracts-noncurrent	$ (6.4)	(9.5)
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member]
Assets measured at fair value
Foreign exchange contracts		1.1	1.2
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Foreign exchange contracts		0.0	0.0
Foreign Exchange Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Foreign exchange contracts		1.1	1.2
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member]
Assets measured at fair value
Commodity hedge contracts-current		0.5	3.6
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value
Commodity hedge contracts-current		0.0	0.0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Current Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value
Commodity hedge contracts-current		0.5	3.6
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member]
Liabilities measured at fair value
Commodity hedge contracts-current		(41.2)	(36.2)
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Commodity hedge contracts-current		0.0	0.0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Accrued Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Commodity hedge contracts-current		(41.2)	(36.2)
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Liabilities [Member]
Liabilities measured at fair value
Commodity hedge contracts-noncurrent		(9.5)	(5.7)
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Commodity hedge contracts-noncurrent		0.0	0.0
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other Noncurrent Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Commodity hedge contracts-noncurrent		$ (9.5)	$ (5.7)
Liability [Member] | Maximum [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Benchmark interest rates for contracts (in hundredths)	4.20%	3.60%
Assets [Member] | Maximum [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Benchmark interest rates for contracts (in hundredths)	1.80%	1.50%